Fair Value Measurements (Details 2) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
Financial assets:
Deposits held at other financial institutions	$ 8,429
Securities available for sale	119,968	50,358
Securities held to maturity	908
Carrying Value [Member]
Financial assets:
Cash and cash equivalents	11,254	2,766
Deposits held at other financial institutions	8,429
Securities available for sale	119,968	50,358
Securities held to maturity	790	2,255
Loans held for sale	88	175
Loans receivable - net	163,646	136,315
Federal Home Loan Bank stock	2,591	3,266
Accrued interest receivable	986	745
Financial liabilities:
Customer deposits	270,734	160,029
Federal Home Loan Bank advances	22,885	24,813
REPO sweep accounts	101	89
Quoted Prices in Active Markets for Identical Assets (Level 1) [Member]
Financial assets:
Cash and cash equivalents	11,254	2,766
Deposits held at other financial institutions
Securities available for sale
Securities held to maturity
Loans receivable - net
Federal Home Loan Bank stock
Accrued interest receivable
Financial liabilities:
Customer deposits
Federal Home Loan Bank advances
REPO sweep accounts
Significant Other Observable Inputs (Level 2) [Member]
Financial assets:
Cash and cash equivalents
Deposits held at other financial institutions	8,424
Securities available for sale	119,968	50,358
Securities held to maturity	908	2,400
Loans receivable - net
Federal Home Loan Bank stock	2,591	3,266
Accrued interest receivable
Financial liabilities:
Customer deposits	271,200	160,784
Federal Home Loan Bank advances	22,696	24,458
REPO sweep accounts
Significant Unobservable Inputs (Level 3) [Member]
Financial assets:
Cash and cash equivalents
Deposits held at other financial institutions
Securities available for sale
Securities held to maturity
Loans held for sale	90	178
Loans receivable - net	163,690	135,172
Federal Home Loan Bank stock
Accrued interest receivable	986	745
Financial liabilities:
Customer deposits
Federal Home Loan Bank advances
REPO sweep accounts	101	89
Fair Value [Member]
Financial assets:
Cash and cash equivalents	11,254	2,766
Deposits held at other financial institutions	8,424
Securities available for sale	119,968	50,358
Securities held to maturity	908	2,400
Loans held for sale	90	178
Loans receivable - net	163,690	135,172
Federal Home Loan Bank stock	2,591	3,266
Accrued interest receivable	986	745
Financial liabilities:
Customer deposits	271,200	160,784
Federal Home Loan Bank advances	22,696	24,458
REPO sweep accounts	$ 101	$ 89